Submission	Sep. 29, 2026
Submission [Line Items]
Central Index Key	0001572694
Registrant Name	Goldman Sachs BDC, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES